Condensed Balance Sheets (Parenthetical) (Detail) (Parent Company, USD $)	Dec. 31, 2014	Dec. 31, 2013
Class A Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Common stock , par value	$ 0.00001
Common stock, shares authorized	1,200,000,000	470,000,000
Commons stock, shares issued	346,803,765	344,745,991
Common stock, shares outstanding	346,803,765	344,745,991
Class B Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Common stock , par value	$ 0.00001
Common stock, shares authorized	300,000,000	300,000,000
Commons stock, shares issued	49,430,544	53,480,544
Common stock, shares outstanding	49,430,544	53,480,544